RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 12: -RELATED PARTY BALANCES AND TRANSACTIONS

	December 31,
	2020	2019

Trade payables and accrued expenses	$83	$104

	Year ended December 31,
	2020	2019	2018
Amounts charged to:

Research and development expenses	$294	$241	$314

For the years ended December 31, 2020, 2019 and 2018 the Company received research and development services related with cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies. The transaction was at arm’s length.